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ATLANTA
CHICAGO
DENVER
DES MOINES
FAYETTEVILLE
IRVINE
KANSAS CITY
LITTLE ROCK
LOS ANGELES
OKLAHOMA CITY
OMAHA
PHILADELPHIA
RICHMOND
SCOTTSDALE
WICHITA

November 3, 2009
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Flagstar Bancorp, Inc. Form S-3
Ladies and Gentlemen:
     On behalf of Flagstar Bancorp, Inc. (the “Company”), we enclose for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), a Registration Statement on Form S-3 (the “New Registration Statement”), including exhibits, registering an indeterminate number of shares of preferred stock, common stock, warrants, stock purchase contracts, units and subscription rights in the maximum aggregate offering amount of $1,833,000,000. In accordance with Rule 429 under the Securities Act, the New Registration Statement also relates to and will be used in connection with the offer and sale of up to $167,000,000 maximum aggregate offering price of preferred stock and common stock covered by Registration Statement No. 333-160195, which was declared effective on July 6, 2009 (the “Effective Registration Statement”), that have not yet been issued and sold by the Company.
     The registration fee of $102,282 required pursuant to Section 6(b) of the Securities Act has previously been paid by the Company via wire transfer in accordance with instructions of the Securities and Exchange Commission; however, please note that the registration fee related to the securities covered by the Effective Registration Statement was previously paid with respect to such securities.
     If you have any questions or comments with respect to the foregoing, please call the undersigned at (202) 828-2463.
Very truly yours,
/s/ Jeremy T. Johnson
Jeremy T. Johnson
Enclosures

cc:	Paul D. Borja Matthew I. Roslin